Income Taxes - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	$ 25,105	$ 12,995
Cash to accrual		4,276
Other		2
Total deferred tax assets	25,105	17,273
Valuation allowance	(22,511)	(16,797)	$ (11,198)
Net deferred tax assets	2,594	476
Depreciation and amortization	(287)	(476)
Debt discount	(1,747)
Other	(560)
Net deferred tax liability	$ (2,594)	$ (476)